Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Other Assets [Abstract]
Prepaid insurance	$ 1,727	$ 1,507
Other prepaid expenses	3,862	3,094
Federal income taxes receivable	7,080	7,370
Miscellaneous receivables, net	4,704	3,656
Deferred commissions	3,305	3,618
Deferred tax assets	9,674	9,683
Other current assets	4,583	5,625
Prepaid expenses and other current assets	$ 34,935	$ 34,553